SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income taxes recoverable	$ 130	$ 145
Prepaid expenses, deposits and bonds	708	390
Restricted cash	940	765
Forward foreign exchange contracts		21
Others	88	12
Total other current assets	$ 1,866	$ 1,333